CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
OPERATING ACTIVITIES
Net income (loss)	$ 5,407	$ 13,425	$ 33,808	$ 16,445
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	5,264	2,647	15,789	7,912
Equity in losses (earnings) of joint ventures	7,321	(6,565)	962	2,010
Changes in accrued interest income on advances to joint ventures	1,425	37	4,020	(266)
Amortization of deferred debt issuance cost and fair value of debt assumed	207	503	629	1,546
Amortization in revenue for above market contract	915	604	2,716	1,800
Changes in accrued interest expense	(17)	16	(113)	(205)
Net currency exchange losses (gains)	(6)	47	915	20
Unrealized loss (gain) on derivative instruments	(571)	(517)	(1,481)	(1,178)
Non-cash revenue: tax paid directly by charterer	(200)	0	(632)	0
Non-cash income tax expense: tax paid directly by charterer	200	0	632	0
Deferred tax expense and uncertain tax position	1,082	390	3,060	1,201
Issuance of units for Board of Directors' fees	0	0	189	189
Other adjustments	156	72	466	137
Changes in working capital:
Restricted cash	1,715	3,284	(2,129)	3,842
Trade receivables	(918)	21	(1,103)	(6)
Inventory	17	21	48	54
Prepaid expenses and other receivables	(452)	150	(451)	159
Trade payables	78	187	(796)	(690)
Amounts due to owners and affiliates	573	(395)	(740)	(1,569)
Value added and withholding tax liability	1,063	(250)	2,972	2,196
Accrued liabilities and other payables	1,524	836	777	352
Net cash provided by (used in) operating activities	24,783	14,513	59,538	33,949
INVESTING ACTIVITIES
Expenditure for purchase of Hoegh Grace entities	0	0	(92,175)	0
Cash acquired in the purchase of the Hoegh Grace entities	0	0	3,774	0
Decrease in restricted cash designated for purchase of the Hoegh Grace entities	0	0	91,768	0
Expenditure for vessel and other equipment	(5)	0	(19)	(537)
Receipts from repayment of principal on advances to joint ventures	0	1,525	0	5,495
Receipts from repayment of principal on direct financing lease	881	806	2,585	2,367
Net cash provided by (used in) investing activities	876	2,331	5,933	7,325
FINANCING ACTIVITIES
Proceeds from loans and promissory notes due to owners and affiliates	4,000	5,422	15,700	5,422
Repayment of long-term debt	(11,365)	(8,052)	(34,094)	(24,157)
Repayment of customer loan for funding of value added liability on import	0	(2,513)	(1,258)	(5,382)
Cash distributions to unitholders	(14,440)	(10,971)	(42,595)	(32,905)
Cash distributions to non-controlling interest	(1,960)	0	(5,880)	0
Proceeds from indemnifications received from Hoegh LNG	1,066	1,888	2,075	3,145
(Increase) decrease in restricted cash	154	181	232	540
Net cash provided by (used in) financing activities	(22,545)	(14,045)	(65,820)	(53,337)
Increase (decrease) in cash and cash equivalents	3,114	2,799	(349)	(12,063)
Cash and cash equivalents, beginning of period	15,452	18,006	18,915	32,868
Cash and cash equivalents, end of period	$ 18,566	$ 20,805	$ 18,566	$ 20,805